Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Schedule of components of deposits
	2018	2017
	(In Thousands)

Non-interest bearing	$10,947	$8,385
NOW accounts	28,376	31,807
Regular savings, tax escrow and demand clubs	27,478	25,413
Money market	31,880	37,772
Individual retirement accounts	6,477	7,069
Certificates of deposit	117,457	106,245

	$222,615	$216,691

Schedule of individual retirement accounts and certificates of deposit have scheduled maturities
2019	$73,943
2020	38,741
2021	8,567
2022	1,702
2023	981

$123,934

Schedule of interest expense on deposits
	2018	2017
	(In Thousands)

NOW accounts	$92	$89
Regular savings and demand clubs	147	103
Money market	345	284
Individual retirement accounts	85	75
Certificates of deposit	1,922	1,260

	$2,591	$1,811